FAIR VALUE MEASUREMENTS (Details Narrative) - shares		9 Months Ended
	Oct. 04, 2022	Mar. 31, 2023	Oct. 04, 2023
Intelligent Fingerprinting Limited [Member] | Various Loan Agreement [Member]
Loan bear variable interest percentage	22.00%
Intelligent Fingerprinting Limited [Member] | Various Loan Agreement [Member] | Forecast [Member]
Loan bear variable interest percentage			22.00%
Series C Convertible Preferred Stock [Member]
Conversion, shares		1,149,273
Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Stock issued during period shares acquisitions	500,000
Number of shares post-reverse stock split	0.15